PRINCIPAL ACTIVITIES AND ORGANIZATION - OPERATIONS AND FINANCIAL POSITIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating lease right-of-use assets	¥ 43,043	$ 6,183	¥ 27,653
Other non-current assets	56,281	8,084		¥ 1,255
Total assets	3,302,199	474,332		3,918,799
Operating lease liabilities, current	17,559	2,522	¥ 11,876
Operating lease liabilities, non-current	27,734	3,984
Total liabilities	1,837,540	$ 263,947		3,115,206
Variable interest entity, primary beneficiary
Cash and cash equivalents	139,323			772,466
Restricted cash	80,289			26,000
Short-term investments				463,191
Accounts receivable, net	5,271
Advance to suppliers	21,393			13,823
Inventories, net	19,403
Amounts due from the Group companies	2,872,259			888,991
Amounts due from related parties	5,809			355
Prepaid expense and other current assets	171,498			371,661
Property, equipment and software, net	30,057			35,306
Operating lease right-of-use assets	8,774
Deferred tax assets	58,613			53,494
Other non-current assets	4,804
Total assets	3,417,493			2,625,287
Accounts payable	326,014			93,864
Deferred revenue	158,942			541,677
Incentive payables to members				421,945
Refund payable to members	26,883			396,024
Members management fee payable	13,805			108,384
Other payable and accrued liabilities	282,189			137,490
Amounts due to the Group companies	2,846,591			1,193,439
Amounts due to related parties	6,039
Operating lease liabilities, current	4,762
Operating lease liabilities, non-current	3,735
Deferred Tax Liability	1
Total liabilities	¥ 3,668,961			¥ 2,892,823